Financial Instruments and Risk Management - Summary of Flow of Payments of the Company's Obligations for Debt Agreed, Financings and Debentures for Floating and Fixed Rates Including the Interest Specified in Contracts (Detail)
R$ in Millions
Dec. 31, 2018 BRL (R$)
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	R$ 24,463
Floating rates [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	22,662
Floating rates [member] | Loans, financing and debentures [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	21,071
Floating rates [member] | Onerous concession [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	24
Floating rates [member] | Debt agreed with pension plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	854
Floating rates [member] | Solution plan for deficit of the pensio plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	713
Fixed rate [member] | Suppliers [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,801
Up to 1 month [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,786
Up to 1 month [member] | Floating rates [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	127
Up to 1 month [member] | Floating rates [member] | Loans, financing and debentures [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	111
Up to 1 month [member] | Floating rates [member] | Debt agreed with pension plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	12
Up to 1 month [member] | Floating rates [member] | Solution plan for deficit of the pensio plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	4
Up to 1 month [member] | Fixed rate [member] | Suppliers [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,659
1 to 3 months [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,146
1 to 3 months [member] | Floating rates [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,005
1 to 3 months [member] | Floating rates [member] | Loans, financing and debentures [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	975
1 to 3 months [member] | Floating rates [member] | Debt agreed with pension plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	23
1 to 3 months [member] | Floating rates [member] | Solution plan for deficit of the pensio plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	7
1 to 3 months [member] | Fixed rate [member] | Suppliers [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	141
More than 91 up to 360 days past due [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2,243
More than 91 up to 360 days past due [member] | Floating rates [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2,242
More than 91 up to 360 days past due [member] | Floating rates [member] | Loans, financing and debentures [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2,101
More than 91 up to 360 days past due [member] | Floating rates [member] | Onerous concession [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2
More than 91 up to 360 days past due [member] | Floating rates [member] | Debt agreed with pension plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	106
More than 91 up to 360 days past due [member] | Floating rates [member] | Solution plan for deficit of the pensio plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	33
More than 91 up to 360 days past due [member] | Fixed rate [member] | Suppliers [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1
1 to 5 years [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	10,907
1 to 5 years [member] | Floating rates [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	10,907
1 to 5 years [member] | Floating rates [member] | Loans, financing and debentures [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	10,081
1 to 5 years [member] | Floating rates [member] | Onerous concession [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	8
1 to 5 years [member] | Floating rates [member] | Debt agreed with pension plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	626
1 to 5 years [member] | Floating rates [member] | Solution plan for deficit of the pensio plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	192
Over 5 years [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	8,381
Over 5 years [member] | Floating rates [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	8,381
Over 5 years [member] | Floating rates [member] | Loans, financing and debentures [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	7,803
Over 5 years [member] | Floating rates [member] | Onerous concession [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	14
Over 5 years [member] | Floating rates [member] | Debt agreed with pension plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	87
Over 5 years [member] | Floating rates [member] | Solution plan for deficit of the pensio plan (Forluz) [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	R$ 477